Fair Value Measurements - Summary of Changes in Estimated Fair Value of Level 3 Assets Measured on a Non-recurring Basis (Details) - A Place For Rover INC - Fair Value, Inputs, Level 3 - Fair Value, Nonrecurring - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Balance	$ 5,000
Initial investment in DogHero		$ 5,000
Impairment of DogHero investment	2,080
Sale of DogHero investment	2,920
Balance		$ 5,000
Impairment of DogHero investment	(2,080)
Sale of DogHero investment	$ (2,920)